    SEI DAILY
    INCOME TRUST
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Sweep Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

     MONEY MARKET FUND....................................................2
     GOVERNMENT FUND......................................................4
     THE FUNDS' OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI DAILY INCOME TRUST.......Back
     Cover

                                                                    PROSPECTUS 1

                                  INTRODUCTION - INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goals. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' mission-critical service providers. The Funds have sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, including asset-backed securities, rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or intrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE MONEY MARKET FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.30%
1990           8.26%
1991           6.02%
1992           3.71%
1993           3.00%
1994           4.30%
1995           6.01%
1996           5.45%
1997           5.63%
1998           5.55%

                   BEST QUARTER                                       WORST QUARTER
                      2.03%                                               0.72%
                    (6/30/90)                                           (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.21%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998.

                                                               SINCE
                                1 YEAR  5 YEARS   10 YEARS   INCEPTION
----------------------------------------------------------------------
MONEY MARKET FUND - CLASS A
  SHARES                         5.55%   5.39%      5.71%      6.52%*
----------------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS NOVEMBER 15, 1983. THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JULY 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                  0.50%
Other Expenses                                             0.62%
                                                         -------
Total Annual Fund Operating Expenses                       1.14%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

MONEY MARKET FUND - SWEEP CLASS SHARES                  0.93%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Money Market Fund - Sweep
  Class Shares                    $116      $362       $628       $1,386

4 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for three years. Since Class A Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that each class has different expenses.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           5.35%
1997           5.49%
1998           5.45%

BEST QUARTER                                                          WORST QUARTER
                      1.38%                                               1.26%
                    (12/31/97)                                          (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO MARCH 31, 1999, WAS 1.19%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND - CLASS A SHARES           5.45%        5.46%*
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS A SHARES OF THE FUND IS OCTOBER 27, 1995. THE INCEPTION DATE FOR SWEEP CLASS SHARES OF THE FUND IS JUNE 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                SWEEP CLASS SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                  0.50%
Other Expenses                                             0.53%
                                                         -------
Total Annual Fund Operating Expenses                       1.05%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

GOVERNMENT FUND - SWEEP CLASS SHARES                    0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Government Fund - Sweep Class
  Shares                          $107      $334       $579       $1,283

6 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser for the Funds. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, each Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Sweep Class Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal Reserve holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Sweep Class Shares may sell shares by following procedures established when they opened their account or accounts with financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it will take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of daily net assets, may be up to 0.50%.

For Sweep Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

                                                                    PROSPECTUS 9

                                             DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST - FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          DISTRIBUTIONS
                             NET ASSET               NET REALIZED AND    DISTRIBUTIONS         FROM
                               VALUE       NET          UNREALIZED          FROM NET         REALIZED      NET ASSET
                             BEGINNING  INVESTMENT    GAINS (LOSSES)       INVESTMENT        CAPITAL       VALUE END     TOTAL
                             OF PERIOD    INCOME      ON SECURITIES          INCOME           GAINS        OF PERIOD     RETURN
                             ---------  ----------  ------------------   --------------   --------------   ----------   --------
--------------------
MONEY MARKET FUND
------------------
Sweep Class
1999(1)....................  $   1.00   $    0.02   $         --         $    (0.02)      $       --       $     1.00      4.56%
------------------
GOVERNMENT FUND
---------------
Sweep Class
1999(2)....................  $   1.00   $    0.03   $         --         $    (0.03)      $       --       $     1.00      4.49%

                                                                                        RATIO OF
                                                                                           NET
                                                          RATIO OF      RATIO OF       INVESTMENT
                                                             NET        EXPENSES         INCOME
                                            RATIO OF     INVESTMENT    TO AVERAGE      TO AVERAGE
                              NET ASSETS    EXPENSES       INCOME      NET ASSETS      NET ASSETS
                                END OF     TO AVERAGE    TO AVERAGE    (EXCLUDING      (EXCLUDING
                             PERIOD (000)  NET ASSETS    NET ASSETS     WAIVERS)        WAIVERS)
                             ------------  -----------   -----------   -----------   ---------------
--------------------
MONEY MARKET FUND
------------------
Sweep Class
1999(1)....................  $     6,669       0.93%         4.36%         1.14%           4.15%
------------------
GOVERNMENT FUND
---------------
Sweep Class
1999(2)....................  $     3,248       0.95%         4.37%         1.05%           4.27%

(1) Money Market Sweep Class shares were offered beginning July 15, 1998. All ratios and total return for that period have been annualized.
(2) Government Sweep Class shares were offered beginning June 4, 1998. All ratios and total return for that period have been annualized.

SEI
   INVESTMENTS
   The Art of People. The Science of Results.

More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds holdings and contain information from the Funds managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:


By Telephone:       Call 1-8OO-DIAL-SEI

By Mail:            Write to the Funds at:
                    One Freedom Valley Drive
                    Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SECs website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trusts Investment Company Act registration number is 811-3451.

INV-374

SEI
  INVESTMENTS



             PROSPECTUS AS OF OCTOBER 1, 1999
MONEY
  MARKET


                    -----------------
                    Money Market Fund
                    -----------------
                    Government Fund

                      SWEEP CLASS

                    The Securities and Exchange
                    Commission has not approved
                    or disapproved any Fund shares
                    or determined whether this
                    prospectus is accurate or
                    complete. It is a crime for anyone
                    to tell you otherwise.

    SEI DAILY
    INCOME TRUST
HOW TO READ THIS PROSPECTUS
------------------------------------------------------------------------

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds. For more detailed information about the Funds, please see:

     MONEY MARKET FUND....................................................2
     GOVERNMENT FUND......................................................4
     THE FUNDS' OTHER INVESTMENTS.........................................6
     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS, DISTRIBUTIONS AND TAXES...................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI DAILY INCOME TRUST......................................Back Cover

                                                                    PROSPECTUS 1

                                  INTRODUCTION - INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' mission-critical service providers. The Funds have sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

2 PROSPECTUS

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, including asset-backed securities, rated in the highest rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE MONEY MARKET FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 3

                                                               MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares for three years.* Since Class C Shares are invested in the same portfolio of securities, returns for Class B Shares will be substantially similar to those of the Class C Shares, shown here, and will differ only to the extent that each class has different expenses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           4.92%
1997           5.11%
1998           5.03%

                   BEST QUARTER                                       WORST QUARTER
                      1.28%                                               1.18%
                    (12/31/97)                                          (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS C TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.09%.

This table shows the Fund's average annual total returns for Class B and Class C Shares for the periods ending December 31, 1998.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
MONEY MARKET FUND - CLASS B SHARES         5.24%        5.28%*
-----------------------------------------------------------------
MONEY MARKET FUND - CLASS C SHARES         5.03%        5.09%**
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 4, 1997. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS MAY 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES   CLASS C SHARES
Investment Advisory Fees                       0.02%            0.02%
Distribution (12b-1) Fees                       None             None
Other Expenses                                 0.67%            0.87%
                                             -------          -------
Total Annual Fund Operating Expenses           0.69%*           0.89%*

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

MONEY MARKET FUND - CLASS B SHARES                      0.48%
MONEY MARKET FUND - CLASS C SHARES                      0.68%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Money Market Fund - Class B
  Shares                          $70       $221       $384       $  859
Money Market Fund - Class C
  Shares                          $91       $284       $493       $1,096

4 PROSPECTUS

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Government securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                                    PROSPECTUS 5

                                                                 GOVERNMENT FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for three years.* Since Class B Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that each Class has different expenses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996           5.04%
1997           5.18%
1998           5.13%

                   BEST QUARTER                                       WORST QUARTER
                      1.30%                                               1.18%
                    (12/31/97)                                          (12/31/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS B TOTAL RETURN FROM JANUARY 1, 1999 TO MARCH 31, 1999 WAS 1.12%.

This table shows the Fund's average annual total returns for Class B and Class C Shares for the periods ending December 31, 1998.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
GOVERNMENT FUND - CLASS B SHARES           5.13%        5.16%*
-----------------------------------------------------------------
GOVERNMENT FUND - CLASS C SHARES           4.92%        4.96%**
-----------------------------------------------------------------

* THE INCEPTION DATE FOR CLASS B SHARES OF THE FUND IS AUGUST 22, 1995. ** THE INCEPTION DATE FOR CLASS C SHARES OF THE FUND IS JULY 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES
This table describes the highest fees and expenses that you may currently pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)      CLASS B SHARES   CLASS C SHARES
Investment Advisory Fees                       0.02%            0.02%
Distribution (12b-1) Fees                       None             None
Other Expenses                                 0.58%            0.78%
                                             -------          -------
TOTAL ANNUAL FUND OPERATING EXPENSES           0.60%            0.80%
Fee Waivers and Expense Reimbursements         0.05%            0.05%
NET EXPENSES                                   0.55%*           0.75%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES OF CLASS B AND CLASS C SHARES OF THE FUND FROM EXCEEDING 0.55% AND 0.75%, RESPECTIVELY. THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR ARE EACH WAIVING A PORTION OF THEIR FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR AND/OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

GOVERNMENT FUND - CLASS B SHARES                        0.50%
GOVERNMENT FUND - CLASS C SHARES                        0.70%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Government Fund - Class B
  Shares                          $56       $176       $307        $689
Government Fund - Class C
  Shares                          $77       $240       $417        $930

6 PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

THE FUNDS' OTHER INVESTMENTS

This prospectus describes the Funds' primary investment strategies. The Funds are required to invest at least 80% of their assets, but normally will invest 100% of their assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Funds. As of March 31, 1999, Wellington had approximately $215 billion in assets under management. For the fiscal year ended January 31, 1999, each Fund paid Wellington advisory fees of 0.01% of its average daily net assets.

Timothy E. Smith is the portfolio manager of each Fund. Mr. Smith has been an investment professional with Wellington since 1992.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class B and Class C Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's net asset value (NAV) is calculated once each Business Day at 4:30 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds must receive your purchase order and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class B and Class C Shares may sell shares by following procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B or Class C Shares.

For Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

                                                                    PROSPECTUS 9

                                             DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Funds' operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          DISTRIBUTIONS
                             NET ASSET               NET REALIZED AND    DISTRIBUTIONS         FROM
                               VALUE       NET          UNREALIZED          FROM NET         REALIZED      NET ASSET
                             BEGINNING  INVESTMENT    GAINS (LOSSES)       INVESTMENT        CAPITAL       VALUE END     TOTAL
                             OF PERIOD    INCOME      ON SECURITIES          INCOME           GAINS        OF PERIOD     RETURN
                             ---------  ----------  ------------------   --------------   --------------   ----------   --------
--------------------
MONEY MARKET FUND
--------------------
Class B
1999.......................  $   1.00   $    0.05   $         --         $    (0.05)      $       --       $     1.00      5.18%
1998(1)....................      1.00        0.03             --              (0.03)              --             1.00      5.29
1997.......................      1.00        0.05             --              (0.05)              --             1.00      5.13
1996.......................      1.00        0.06             --              (0.06)              --             1.00      5.67
1995.......................      1.00        0.04             --              (0.04)              --             1.00      4.24
Class C
1999.......................  $   1.00   $    0.05   $         --         $    (0.05)      $       --       $     1.00      4.97%
1998.......................      1.00        0.05             --              (0.05)              --             1.00      5.12
1997.......................      1.00        0.05             --              (0.05)              --             1.00      4.92
1996(2)....................      1.00        0.04             --              (0.04)              --             1.00      3.79+
------------------
GOVERNMENT FUND
---------------
Class B
1999.......................  $   1.00   $    0.05   $         --         $    (0.05)      $       --       $     1.00      5.08%
1998.......................      1.00        0.05             --              (0.05)              --             1.00      5.21
1997.......................      1.00        0.05             --              (0.05)              --             1.00      5.02
1996(3)....................      1.00        0.02             --              (0.02)              --             1.00      2.39+
Class C
1999.......................  $   1.00   $    0.05   $         --         $    (0.05)      $       --       $     1.00      4.87%
1998(4)....................      1.00        0.03             --              (0.03)              --             1.00      5.01

                                                                                        RATIO OF
                                                                                           NET
                                                          RATIO OF      RATIO OF       INVESTMENT
                                                             NET        EXPENSES         INCOME
                                            RATIO OF     INVESTMENT    TO AVERAGE      TO AVERAGE
                              NET ASSETS    EXPENSES       INCOME      NET ASSETS      NET ASSETS
                                END OF     TO AVERAGE    TO AVERAGE    (EXCLUDING      (EXCLUDING
                             PERIOD (000)  NET ASSETS    NET ASSETS     WAIVERS)        WAIVERS)
                             ------------  -----------   -----------   -----------   ---------------
--------------------
MONEY MARKET FUND
--------------------
Class B
1999.......................  $      7,875      0.48%         5.08%         0.69%           4.87%
1998(1)....................         7,383      0.48          5.26          0.72            5.02
1997.......................           770      0.50          4.96          0.76            4.70
1996.......................         6,616      0.50          5.53          0.75            5.28
1995.......................         6,314      0.51          4.49          0.75            4.25
Class C
1999.......................  $    132,831      0.68%         4.84%         0.89%           4.63%
1998.......................        86,922      0.68          5.02          0.92            4.78
1997.......................        30,528      0.66          4.84          0.92            4.58
1996(2)....................         2,460      0.70          5.17          0.96            4.91
------------------
GOVERNMENT FUND
---------------
Class B
1999.......................  $     34,676      0.50%         4.92%         0.60%           4.82%
1998.......................        29,102      0.50          5.06          0.61            4.95
1997.......................        53,144      0.50          4.91          0.62            4.79
1996(3)....................        14,997      0.50          5.27          0.63            5.14
Class C
1999.......................  $     39,881      0.70%         4.70%         0.80%           4.60%
1998(4)....................        25,341      0.70          4.94          0.81            4.83

+    Returns are for the period indicated and have not been annualized.
(1) Money Market Class B shares were fully liquidated March 12, 1997 and re-offered beginning August 12, 1997. All ratios and total return for that period have been annualized.
(2) Money Market Class C Shares were offered beginning May 17, 1995. All ratios for that period have been annualized.
(3) Government Class B shares were re-offered beginning August 22, 1995. All ratios for that period have been annualized.
(4) Government Class C Shares were offered beginning July 1, 1997. All ratios and total return for that period have been annualized.

SEI
  INVESTMENTS
  The Art of People. The Science of Results.







More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 1999, includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               One Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Trust's Investment Company Act registration number is 811-3451.

INV-376


SEI
  INVESTMENTS




                 PROSPECTUS AS OF OCTOBER 1, 1999



MONEY
  MARKET


                    -----------------
                    Money Market Fund
                    -----------------
                    Government Fund

                    CLASS B & C




                    The Securities and Exchange
                    Commission has not approved
                    or disapproved any Fund shares
                    or determined whether this
                    prospectus is accurate or
                    complete. It is a crime for anyone
                    to tell you otherwise.